UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-4337

HERITAGE CASH TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway St. Petersburg,	FL 33716

(Address of Principal Executive Office)	(Zip Code)

RICHARD K. RIESS, PRESIDENT

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

CLIFFORD J. ALEXANDER, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1800 Massachusetts Avenue, NW

Washington, D.C. 20036

Registrant’s Telephone Number, including Area Code:        (727) 573-3800

Date of fiscal year end:        August 31

Date of reporting period:        February 28

Item 1. Reports to Shareholders

Heritage

Cash

Trust

Money Market Fund

Semiannual Report

(Unaudited) and Investment Performance Review for the Six-Month Period Ended February 28, 2005

March 14, 2005

Dear Fellow Shareholders:

I am pleased to provide you with the semiannual report for the Heritage Cash Trust – Money Market Fund (the “Fund”) for the six-month period ended February 28, 2005. For the period covered by this report, the Fund’s seven-day current yield increased from 0.97% to 1.77%(a). The increase in the yield can be attributed to decisions by the Federal Reserve’s Federal Open Market Committee to raise the federal funds rate to 2.50% from 1.50% since the beginning of the period. This was accomplished by increasing the federal funds rate by 0.25% at each of the Federal Open Market Meetings that were held on September 2004, November 2004, December 2004 and February 2005. This performance data represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted. To obtain more current performance please visit our website at www.HeritageFunds.com.

As of February 28, 2005, approximately 65% of the Fund’s investment portfolio was invested in commercial paper and certificates of deposit rated A-1+, the highest short-term rating classification by Standard & Poor’s Rating Group (“S&P”), while 9% of the investment portfolio was invested in short-term obligations rated A-1, the next highest rating category. Approximately 26% of the investment portfolio was invested in short-term obligations issued by U. S. Government Sponsored Enterprises, including Fannie Mae, Freddie Mac, Federal Home Loan Bank and Federal Farm Credit Banks(b). This, along with other factors, satisfies the standards necessary to retain the Fund’s AAAm rating from S&P(c). Ratings are subject to change and do not remove market risk from your investment.

On behalf of Heritage, I thank you for your continuing investment in the Heritage Cash Trust – Money Market Fund. As always, should you have any questions, please contact your financial advisor or Heritage at (800) 421-4184.

Sincerely,

Richard K. Riess

President

(a) An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. For more complete information, including investment objective, fees, risks and expenses, contact your financial advisor or call Heritage Family of Funds at (800) 421-4184 for a prospectus.

(b) U.S. Government-Sponsored Enterprises are generally private entities sponsored by Acts of Congress but they are not guaranteed by the full faith and credit of the U.S. Government. While the U.S. Government currently provides financial support to such entities, no assurance can be given that it will continue to do so.

(c) Standard & Poor’s, a widely recognized independent authority on credit quality, rates certain money market funds based on weekly analysis. When rating a money market fund, Standard & Poor’s assesses the safety of principal. According to Standard & Poor’s, a fund rated AAAm (“m” denotes money market fund) offers excellent safety features and has superior capacity to maintain principal value and limit exposure to loss. In evaluating safety, Standard & Poor’s focuses on credit quality, liquidity, and management of the Fund.

1

Heritage Cash Trust—Money Market Fund

Statement of Net Assets

February 28, 2005

(unaudited)

Principal Amount		Value
Commercial Paper—71.1% (a)
Domestic—41.5%
Banks—8.6%
$ 50,000,000	Bank of America Corporation, 2.44%, 03/04/05	$49,989,833
50,000,000	Bank of America Corporation, 2.45%, 03/07/05	49,979,583
50,000,000	Bank of America Corporation, 2.63%, 04/14/05	49,839,278
50,000,000	HBOS Treasury Services PLC., 2.52%, 03/10/05	49,968,500
50,000,000	HBOS Treasury Services PLC., 2.59%, 04/07/05	49,866,903
50,000,000	J.P. Morgan Chase & Company, Inc., 2.50%, 03/21/05	49,930,556
50,000,000	J.P. Morgan Chase & Company, Inc., 2.65%, 05/04/05	49,764,444
50,000,000	State Street Bank & Trust, 2.48%, 03/17/05	49,944,889
50,000,000	State Street Bank & Trust, 2.60%, 04/05/05	49,873,611

		449,157,597

Beverages—4.0%
33,450,000	Anheuser-Busch Companies, Inc., 2.54%, 04/13/05	33,348,516
35,000,000	The Coca-Cola Company, 2.48%, 03/21/05	34,951,778
15,000,000	The Coca-Cola Company, 2.49%, 03/22/05	14,978,212
50,000,000	The Coca-Cola Company, 2.49%, 03/23/05	49,923,917
14,064,000	PepsiCo, Inc., 2.48%, 03/03/05	14,062,062
55,036,000	PepsiCo, Inc., 2.48%, 03/23/05	54,952,590

		202,217,075

Chemicals—2.0%
50,000,000	E.I. du Pont de Nemours & Company, 2.42%, 03/03/05	49,993,278
50,000,000	E.I. du Pont de Nemours & Company, 2.52%, 03/29/05	49,902,000

		99,895,278

Principal Amount		Value
Commercial Paper (continued)
Cosmetics/Personal Care—4.9%
52,100,000	Colgate-Palmolive, 2.48%, 03/09/05	52,071,287
30,300,000	Colgate-Palmolive, 2.50%, 03/21/05	30,257,917
21,540,000	Colgate-Palmolive, 2.52%, 03/28/05	21,499,289
12,700,000	Kimberly-Clark Worldwide, 2.50%, 03/02/05	12,699,118
31,469,000	Kimberly-Clark Worldwide, 2.47%, 03/09/05	31,451,727
14,800,000	Kimberly-Clark Worldwide, 2.53%, 03/28/05	14,771,917
32,940,000	The Procter & Gamble Company, 2.50%, 03/07/05	32,926,275
15,000,000	The Procter & Gamble Company, 2.35%, 03/08/05	14,993,146
24,000,000	The Procter & Gamble Company, 2.50%, 03/15/05	23,976,667
17,060,000	The Procter & Gamble Company, 2.50%, 03/16/05	17,042,229

		251,689,572

Diversified Manufacturer—3.6%
10,000,000	3M Company, 2.48%, 03/03/05	9,998,622
24,900,000	3M Company, 2.51%, 03/22/05	24,863,542
60,000,000	General Electric Capital Corporation, 2.49%, 03/09/05	59,966,800
50,000,000	General Electric Capital Corporation, 2.52%, 03/16/05	49,947,500
40,000,000	General Electric Company, 2.57%, 03/31/05	39,914,333

		184,690,797

Electrical Components & Equipment—0.7%
38,282,000	Emerson Electric Co., 2.50%, 03/14/05	38,247,440

Financial Services—2.9%
50,000,000	Citigroup Global Markets, 2.38%, 03/10/05	49,970,250
50,000,000	Citigroup Global Markets, 2.60%, 04/04/05	49,877,222

The accompanying notes are an integral part of the financial statements.

2

Heritage Cash Trust—Money Market Fund

Statement of Net Assets

February 28, 2005

(unaudited)

(continued)

Principal Amount		Value
Commercial Paper (continued)
$ 25,000,000	Citigroup Global Markets, 2.49%, 04/07/05	$24,936,021
25,000,000	Citigroup Global Markets, 2.60%, 04/12/05	24,924,167

		149,707,660

Office/Business Equipment—0.9%
30,000,000	Pitney Bowes Inc., 2.59%, 03/01/05	30,000,000
16,900,000	Pitney Bowes Inc., 2.48%, 03/07/05	16,893,015

		46,893,015

Oil & Gas—5.8%
50,000,000	ChevronTexaco Funding, 2.48%, 03/14/05	49,955,222
50,000,000	ChevronTexaco Funding, 2.49%, 03/17/05	49,944,667
50,000,000	ChevronTexaco Funding, 2.49%, 03/18/05	49,941,208
25,000,000	Shell Finance, 2.50%, 03/07/05	24,989,583
64,003,000	Shell Finance, 2.40%, 03/08/05	63,973,132
25,000,000	Shell Finance, 2.49%, 03/15/05	24,975,792
30,000,000	Shell Finance, 2.54%, 04/01/05	29,934,383

		293,713,987

Pharmaceuticals—5.2%
50,000,000	Abbott Laboratories, 2.49%, 03/15/05	49,951,583
23,300,000	Abbott Laboratories, 2.48%, 03/23/05	23,264,688
20,000,000	Abbott Laboratories, 2.48%, 03/24/05	19,968,311
25,000,000	Abbott Laboratories, 2.49%, 03/24/05	24,960,229
30,000,000	Pfizer, Inc., 2.38%, 03/11/05	29,980,167
47,201,000	Pfizer, Inc., 2.39%, 03/11/05	47,169,664
15,050,000	Pfizer, Inc., 2.40%, 03/11/05	15,039,967
25,349,000	Pfizer, Inc., 2.55%, 04/05/05	25,286,156
17,100,000	Pfizer, Inc., 2.56%, 04/05/05	17,057,440
15,300,000	Pfizer, Inc., 2.58%, 04/12/05	15,253,947

		267,932,152

Principal Amount		Value
Commercial Paper (continued)
Retail—2.7%
98,000,000	Wal-Mart Stores Inc., 2.41%, 03/01/05	98,000,000
15,130,000	Wal-Mart Stores Inc., 2.41%, 03/15/05	15,115,820
26,575,000	Wal-Mart Stores Inc., 2.48%, 03/22/05	26,536,555

		139,652,375

Total Domestic (cost $2,123,796,948)		2,123,796,948

Foreign—29.6% (b)
Banks—15.2%
100,000,000	ABN-AMRO North America Finance Inc., 2.60%, 04/11/05	99,703,889
50,000,000	Barclays U.S. Funding Corporation, 2.40%, 03/04/05	49,990,000
25,000,000	Barclays U.S. Funding Corporation, 2.52%, 03/18/05	24,970,250
25,000,000	Barclays U.S. Funding Corporation, 2.66%, 04/18/05	24,911,333
50,000,000	Danske Corporation, 2.52%, 03/02/05	49,996,507
50,000,000	Danske Corporation, 2.52%, 03/07/05	49,979,042
60,000,000	Deutsche Bank Financial Inc., 2.50%, 03/16/05	59,937,500
40,000,000	Deutsche Bank Financial Inc., 2.61%, 04/15/05	39,869,500
15,000,000	KFW International Finance, 2.48%, 03/07/05	14,993,800
18,900,000	KFW International Finance, 2.48%, 03/22/05	18,872,658
21,857,000	KFW International Finance, 2.57%, 04/11/05	21,793,026
44,243,000	KFW International Finance, 2.58%, 04/12/05	44,109,829
80,000,000	Rabobank Nederland, 2.58%, 03/01/05	80,000,000

The accompanying notes are an integral part of the financial statements.

3

Heritage Cash Trust—Money Market Fund

Statement of Net Assets

February 28, 2005

(unaudited)

(continued)

Principal Amount		Value
Commercial Paper (continued)
$ 50,000,000	Royal Bank of Scotland, 2.52%, 03/23/05	$49,923,000
50,000,000	Royal Bank of Scotland, 2.52%, 03/30/05	49,898,500
50,000,000	UBS Finance Delaware, LLC., 2.49%, 03/14/05	49,955,132
50,000,000	UBS Finance Delaware, LLC., 2.66%, 04/14/05	49,837,444

		778,741,410

Financial Services—4.9%
25,000,000	Siemens Capital Corporation, 2.53%, 03/31/05	24,947,292
48,800,000	Siemens Capital Corporation, 2.56%, 04/01/05	48,692,423
26,200,000	Siemens Capital Corporation, 2.57%, 04/05/05	26,134,536
110,000,000	Toyota Motor Credit Corporation, 2.58%, 04/08/05	109,700,433
40,000,000	Toyota Motor Credit Corporation, 2.66%, 04/14/05	39,869,956

		249,344,640

Food—4.7%
44,800,000	Nestle Capital Corporation, 2.52%, 04/01/05	44,702,784
17,800,000	Nestle Capital Corporation, 2.53%, 04/01/05	17,761,221
14,200,000	Nestle Capital Corporation, 2.55%, 04/11/05	14,158,761
17,000,000	Nestle Capital Corporation, 2.56%, 04/11/05	16,950,436
56,200,000	Nestle Capital Corporation, 2.60%, 04/18/05	56,005,173
16,399,000	Unilever Capital Corporation, 2.49%, 03/07/05	16,392,194
25,000,000	Unilever Capital Corporation, 2.49%, 03/10/05	24,984,438
15,000,000	Unilever Capital Corporation, 2.49%, 03/14/05	14,986,513

Principal Amount		Value
Commercial Paper (continued)
18,000,000	Unilever Capital Corporation, 2.48%, 03/22/05	17,973,960
15,000,000	Unilever Capital Corporation, 2.56%, 03/31/05	14,968,000

		238,883,480

Pharmaceuticals—1.9%
35,000,000	GlaxoSmithKline Finance PLC, 2.38%, 03/03/05	34,995,372
41,000,000	GlaxoSmithKline Finance PLC, 2.66%, 04/22/05	40,842,469
20,000,000	GlaxoSmithKline Finance PLC, 2.65%, 04/22/05	19,923,444

		95,761,285

Regional Agencies—2.9%
50,000,000	The Canadian Wheat Board, 2.50%, 03/24/05	49,920,299
50,000,000	The Canadian Wheat Board, 2.50%, 03/28/05	49,906,250
25,000,000	The Canadian Wheat Board, 2.50%, 03/29/05	24,951,389
25,000,000	The Canadian Wheat Board, 2.51%, 04/04/05	24,940,736

		149,718,674

Total Foreign (cost $1,512,449,489)		1,512,449,489

Total Commercial Paper (cost $3,636,246,437)		3,636,246,437

U.S. Government-Sponsored Enterprises—26.2% (a)
85,000,000	Fannie Mae, 2.36%, 03/01/05	85,000,000
51,000,000	Fannie Mae, 2.32%, 03/02/05	50,996,713
45,000,000	Fannie Mae, 2.38%, 03/02/05	44,997,025
70,000,000	Fannie Mae, 2.50%, 04/01/05	69,849,306
25,000,000	Fannie Mae, 2.50%, 04/04/05	24,940,972
100,000,000	Fannie Mae, 2.53%, 04/06/05	99,747,000
25,000,000	Fannie Mae, 2.56%, 12/29/05 (c)	24,989,480
25,000,000	Federal Farm Credit Banks, 2.31%, 03/07/05	24,990,375

The accompanying notes are an integral part of the financial statements.

4

Heritage Cash Trust—Money Market Fund

Statement of Net Assets

February 28, 2005

(unaudited)

(continued)

Principal Amount		Value
U.S. Government-Sponsored Enterprises (continued)
$ 25,000,000	Federal Farm Credit Banks, 2.32%, 03/04/05	$24,995,167
25,000,000	Federal Farm Credit Banks, 2.34%, 03/14/05	24,978,875
25,000,000	Federal Farm Credit Banks, 2.40%, 04/04/05	24,943,333
50,000,000	Federal Home Loan Bank, 2.33%, 03/09/05	49,974,111
50,000,000	Federal Home Loan Bank, 2.36%, 03/11/05	49,967,222
98,700,000	Federal Home Loan Bank, 2.58%, 03/28/05 (c)	98,700,000
45,950,000	Federal Home Loan Bank, 2.43%, 04/06/05	45,838,571
50,000,000	Federal Home Loan Bank, 2.51%, 04/13/05	49,850,097
50,000,000	Federal Home Loan Bank, 2.57%, 04/15/05	49,839,375
37,206,000	Federal Home Loan Bank, 2.59%, 04/15/05	37,085,545
28,055,000	Federal Home Loan Bank, 2.55%, 04/20/05	27,955,639
50,000,000	Federal Home Loan Bank, 2.56%, 04/20/05	49,822,222
40,000,000	Federal Home Loan Bank, 2.58%, 07/26/05 (c)	39,996,999
42,505,000	Freddie Mac, 2.35%, 03/01/05	42,505,000
19,500,000	Freddie Mac, 2.33%, 03/04/05	19,496,222
50,000,000	Freddie Mac, 2.32%, 03/08/05	49,977,444
34,302,000	Freddie Mac, 2.34%, 03/08/05	34,286,392
50,000,000	Freddie Mac, 2.40%, 03/08/05	49,976,667
28,000,000	Freddie Mac, 2.62%, 04/12/05	27,914,413
73,400,000	Freddie Mac, 2.56%, 04/20/05	73,139,022
40,000,000	Freddie Mac, 2.56%, 04/20/05	39,858,056

Total U.S. Government-Sponsored Enterprises (cost $1,336,611,243)		1,336,611,243

Certificates of Deposit—2.9% (a)
50,000,000	Wells Fargo & Company, 2.52%, 03/15/05	50,000,000
50,000,000	Wells Fargo & Company, 2.52%, 03/18/05	50,000,000
50,000,000	Wells Fargo & Company, 2.55%, 03/30/05	50,000,000

Principal Amount	Value
Certificates of Deposit (continued)
Total Certificates of Deposit (cost $150,000,000)	150,000,000

Total Investment Portfolio excluding repurchase agreement (cost $5,122,857,680)	5,122,857,680

Repurchase Agreement—0.1% (a)
Repurchase Agreement with State Street Bank and Trust Company, dated February 28, 2005 @ 2.55% to be repurchased at $4,128,292 on March 1, 2005, collateralized by $3,490,000 United States Treasury Bonds, (market value $4,164,457 including interest) (cost $4,128,000)	4,128,000

Total Investment Portfolio (cost $5,126,985,680) (d), 100.3% (a)	5,126,985,680
Other Assets and Liabilities, net, (0.3%) (a)	(16,952,907)

Net Assets, (consisting of paid-in-capital net of accumulated net realized loss of $3,174), 100.0%	$5,110,032,773

Class A Shares
Net asset value, offering and redemption price per share, ($5,104,579,795 divided by 5,104,583,204 shares outstanding)	$1.00

Class B Shares
Net asset value, offering and redemption price per share, ($3,090,890 divided by 3,090,717 shares outstanding)	$1.00

Class C Shares
Net asset value, offering and redemption price per share, ($2,362,088 divided by 2,362,026 shares outstanding)	$1.00

(a)	Percentages indicated are based on net assets.
(b)	U.S. dollar denominated.
(c)	These are floating rate notes that reset their interest rate monthly or on a quarterly basis.
(d)	The aggregate identified cost for federal income tax purposes is the same.

The accompanying notes are an integral part of the financial statements.

5

Heritage Cash Trust—Money Market Fund

Portfolio Allocation

(unaudited)

Sector Allocation as of February 28, 2005 (% of net assets)

Beginning with the Fund’s fiscal quarter ended November 30, 2004, the Fund began filing its complete schedule of portfolio holdings with the Securities Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q; the Fund’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov; and the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The accompanying notes are an integral part of the financial statements.

6

Heritage Cash Trust—Money Market Fund

Fund’s Expenses

(unaudited)

Understanding Your Fund’s Expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees and other expenses. Using the tables below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect one-time transaction expenses, such as sales charges (loads) or redemption fees. Therefore, if these transactional costs were included, your costs would have been higher. For more information, see your Fund’s prospectus or talk to your financial adviser.

Review Your Fund’s Actual Expenses

The table below shows the actual expenses you would have paid on a $1,000 investment in Heritage Cash Trust—Money Market Fund on September 1, 2004 and held through February 28, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns after ongoing expenses. This table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Actual	Beginning Account Value September 1, 2004	Ending Account Value February 28, 2005	Expenses Paid During Period*
Class A	$1,000	$1,006	$3.53
Class B	$1,000	$1,006	$3.53
Class C	$1,000	$1,006	$3.53

Hypothetical Example for Comparison Purposes

All mutual funds now follow guidelines to assist shareholders in comparing expenses between different funds. Per these guidelines, the table below shows your Fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return before ongoing expenses invested at the beginning of the period and held for the entire period. Please note that you should not use this information to estimate your actual ending account balance and expenses paid during the period. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the Fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison.

Hypothetical (5% return before expenses)	Beginning Account Value September 1, 2004	Ending Account Value February 28, 2005	Expenses Paid During Period*
Class A	$1,000	$1,021	$3.56
Class B	$1,000	$1,021	$3.56
Class C	$1,000	$1,021	$3.56

*	Expenses are calculated using the Fund’s annualized expense ratio of 0.71% for Class A, Class B and Class C shares, multiplied by the average account value for the period, then multiplying the result by the actual number of days in the period (181); and then dividing that result by the actual number of days in the fiscal year (365).

The accompanying notes are an integral part of the financial statements.

7

Heritage Cash Trust — Money Market Fund

Statement of Operations

For the Six-Month Period Ended February 28, 2005

(unaudited)

Investment Income:
Income:
Interest		$51,456,857
Expenses:
Management fee	$10,484,654
Distribution fee (Class A)	3,821,489
Distribution fee (Class B)	2,521
Distribution fee (Class C)	2,216
Shareholder servicing fees	3,264,996
Custodian fee	193,622
Registration fees and expenses	108,590
Reports to shareholders	98,467
Professional fees	62,744
Fund accounting fee	35,682
Insurance	26,123
Trustees’ fees and expenses	9,987
Other	458

Total expenses		18,111,549

Net investment income from operations		$33,345,308

Statements of Changes in Net Assets

	For the Six-Month Period Ended February 28, 2005 (unaudited)	For the Fiscal Year Ended August 31, 2004
Increase in net assets:
Operations:
Net investment income from operations	$33,345,308	$21,833,253
Distributions to shareholders from:
Net investment income Class A shares, ($0.006 and $0.004 per share, respectively)	(33,305,394)	(21,799,705)
Net investment income Class B shares, ($0.006 and $0.004 per share, respectively)	(21,614)	(15,736)
Net investment income Class C shares, ($0.006 and $0.004 per share, respectively)	(18,300)	(17,812)

Net distributions to shareholders	(33,345,308)	(21,833,253)
Decrease in net assets from Fund share transactions	(743,978)	(379,705,936)

Decrease in net assets	(743,978)	(379,705,936)
Net assets, beginning of period	5,110,776,751	5,490,482,687

Net assets, end of period	$5,110,032,773	$5,110,776,751

The accompanying notes are an integral part of the financial statements.

8

Heritage Cash Trust—Money Market Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	Class A Shares
	For the Six- Month Period Ended February 28, 2005 (unaudited)		For the Fiscal Years Ended August 31
			2004	2003	2002	2001	2000
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income (a)	0.006		0.004	0.007	0.015	0.048	0.053
Less Distributions:
Dividends from net investment income and net realized gains (a)	(0.006)		(0.004)	(0.007)	(0.015)	(0.048)	(0.053)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (%)	0.65	(b)	0.42	0.66	1.53	4.87	5.43
Ratios (%)/ Supplemental Data:
Operating expenses, net, to average daily net assets	0.71	(c)	0.70	0.70	0.70	0.72	0.72
Net investment income to average daily net assets	1.31	(c)	0.42	0.65	1.51	4.69	5.31
Net assets, end of period ($ millions)	5,105		5,103	5,479	5,106	4,757	3,890

(a)	Includes net realized gains and losses which were less than $.001 per share for each of the periods.
(b)	Not annualized.
(c)	Annualized.

The accompanying notes are an integral part of the financial statements.

9

Heritage Cash Trust—Money Market Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	Class B Shares							Class C Shares
	For the Six- Month Period Ended February 28, 2005 (unaudited)		For the Fiscal Years Ended August 31					For the Six- Month Period Ended February 28, 2005 (unaudited)		For the Fiscal Years Ended August 31
			2004	2003	2002	2001	2000			2004	2003	2002	2001	2000
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income (a)	0.006		0.004	0.007	0.015	0.048	0.053	0.006		0.004	0.007	0.015	0.048	0.053
Less Distributions:
Dividends from net investment income and net realized gains (a)	(0.006)		(0.004)	(0.007)	(0.015)	(0.048)	(0.053)	(0.006)		(0.004)	(0.007)	(0.015)	(0.048)	(0.053)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (%)	0.65	(b)	0.42	0.66	1.53	4.87	5.43	0.65	(b)	0.42	0.66	1.53	4.87	5.43
Ratios (%)/ Supplemental Data:
Operating expenses, net, to average daily net assets	0.71	(c)	0.70	0.70	0.70	0.72	0.72	0.71	(c)	0.70	0.70	0.70	0.72	0.72
Net investment income to average daily net assets	1.29	(c)	0.42	0.67	1.52	4.40	5.25	1.24	(c)	0.42	0.67	1.47	4.63	5.19
Net assets, end of period ($ millions)	3		4	5	6	4	1	2		4	6	6	2	1

(a)	Includes net realized gains and losses which were less than $.001 per share for each of the periods.
(b)	Not annualized.
(c)	Annualized.

The accompanying notes are an integral part of the financial statements.

10

Heritage Cash Trust—Money Market Fund

Notes to Financial Statements

(unaudited)

Note 1:	Significant Accounting Policies. Heritage Cash Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Money Market Fund (the “Fund”) and the Municipal Money Market Fund. The Fund seeks to achieve maximum current income consistent with stability of principal. The Fund currently offers Class A and Class C shares. Effective February 1, 2004, Class B shares are no longer available for direct purchase. Class B shares will continue to be available through exchanges as described in the Fund’s prospectus. Class A, B and C shares have no front end sales charges, but when redeemed, may be subject to a contingent deferred sales charge (CDSC) if they were acquired through an exchange from another Heritage mutual fund. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity.

Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

Expenses: The Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees. Expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class. Other expenses of the Fund are allocated to each class of shares based upon their relative percentage of net assets.

11

Heritage Cash Trust—Money Market Fund

Notes to Financial Statements

(unaudited)

(continued)

Other: Investment transactions are recorded on a trade date basis. Interest income is recorded on the accrual basis.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2:	Fund Shares. At February 28, 2005, there was an unlimited number of shares of beneficial interest of no par value authorized.

Transactions in Class A, B and C shares and dollars of the Fund during the six-month period ended February 28, 2005 at a net asset value of $1.00 per share, were as follows:

	Class A	Class B	Class C
Shares sold	10,200,730,001	167,526	1,011,448
Shares issued on reinvestment of distributions	32,881,091	16,055	16,847
Shares redeemed	(10,231,798,824)	(950,684)	(2,817,438)

Net increase (decrease)	1,812,268	(767,103)	(1,789,143)
Shares outstanding:
Beginning of period	5,102,770,936	3,857,820	4,151,169

End of period	5,104,583,204	3,090,717	2,362,026

Transactions in Class A, B and C shares and dollars of the Fund during the fiscal year ended August 31, 2004 at a net asset value of $1.00 per share, were as follows:

	Class A	Class B	Class C
Shares sold	19,165,794,199	1,826,982	4,921,462
Shares issued on reinvestment of distributions	23,383,485	12,285	18,256
Shares redeemed	(19,565,883,907)	(2,640,585)	(7,138,113)

Net increase (decrease)	(376,706,223)	(801,318)	(2,198,395)
Shares outstanding:
Beginning of fiscal year	5,479,477,159	4,659,138	6,349,564

End of fiscal year	5,102,770,936	3,857,820	4,151,169

12

Heritage Cash Trust—Money Market Fund

Notes to Financial Statements

(unaudited)

(continued)

Note 3:	Management, Distribution, Shareholder Servicing Agent, Fund Accounting and Trustees’ Fees. Under the Trust’s Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the “Manager” or “Heritage”), the Fund agreed to pay to the Manager the following annual fee as a percentage of the Fund’s average daily net assets, computed daily and payable monthly.

Fund’s Average Daily Net Assets	Management Fee Rate
First $500 million	0.500%
Next $500 million	0.475%
Next $500 million	0.450%
Next $500 million	0.425%
Next $500 million	0.400%
Next $2.5 billion	0.375%
Next $2.5 billion	0.360%
Next $2.5 billion	0.350%
Greater than $10 billion	0.340%

The amount payable to the Manager as of February 28, 2005, was $1,621,614. Pursuant to a contractual agreement, the Manager has agreed to waive its fees and, if necessary, reimburse the Fund to the extent that annual operating expenses exceed 0.74% of the average daily net assets for the fiscal year ending August 31, 2005. No fees were waived and no expenses were reimbursed for the six-month period ended February 28, 2005.

Pursuant to plans adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund is authorized to pay the Distributor a fee of up to 0.15% of the average daily net assets. Such fee is accrued daily and payable monthly. The total amount payable to the Distributor as of February 28, 2005 was $591,769. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly-owned subsidiaries of Raymond James Financial, Inc. (“RJF”).

Raymond James & Associates, Inc. (the “Distributor” or “RJA”) has advised the Fund that it generated $51,051 and $7,733 in contingent deferred sales charges for Class B and Class C shares, respectively during the six-month period ended February 28, 2005. From these fees, the Distributor paid sales commissions to sales persons and incurred other distribution costs.

The Manager also is the Shareholder Servicing Agent and Fund Accountant for the Fund. The Manager charged $3,264,996 for Shareholder Servicing fees and $35,682 for Fund Accounting services, of which $1,055,626 and $12,600 were payable as of February 28, 2005, respectively.

Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Growth and Income Trust, Heritage Income Trust and Heritage Series Trust, investment companies that are also advised by the Manager (collectively referred to as the “Heritage Mutual Funds”). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or an employee of an affiliate of the

13

Heritage Cash Trust—Money Market Fund

Notes to Financial Statements

(unaudited)

(continued)

Manager receives an annual fee of $18,000 and an additional fee of $3,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. In addition, each independent Trustee that serves on the Audit Committee or Compliance Committee will receive $500 for attendance at their respective meeting (in person or telephonic). The Lead Trustee, the Audit Committee Chair, and the Compliance Committee Chair each will receive an annual retainer of $2,500, in addition to meeting fees. Trustees’ fees and expenses are paid equally by each portfolio in the Heritage Mutual Funds.

Note 4:	Federal Income Taxes. The timing and character of certain income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) from investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital or accumulated net realized gain (loss), as appropriate, in the period that the differences arise. Results of operations and net assets are not affected by these reclassifications. For the fiscal year ended August 31, 2003, there were no reclassifications arising from permanent tax differences. As of August 31, 2004, the Fund had net tax basis capital loss carryforwards in the aggregate of $3,174. This capital loss carryforward may be applied to any net taxable capital gain until the expiration date of 2012. All dividends paid by the Fund from net investment income are deemed to be ordinary income for Federal income tax purposes.

14

Heritage

Cash

Trust

Municipal Money Market Fund

Semiannual Report

(Unaudited) and Investment Performance Review for the Six-Month Period Ended February 28, 2005

March 11, 2005

Dear Fellow Shareholders:

This report provides management’s discussion of fund performance and market environment for the semi-annual reporting period ended February 28, 2005, of the Heritage Cash Trust—Municipal Money Market Fund (the “Fund”). Since the last reporting period, the overall economic environment continued to show signs of improvement. As a result, the Federal Reserve increased the target federal funds rate by a measured pace of 25 basis points at each of their Federal Open Market Committee meetings. This brought the target federal funds rate to 2.50% from 1.50%. The Federal Reserve reiterated its balanced view on growth and inflation. The tax-exempt interest rates increased along with increases in the federal funds target rate throughout the last six months. On February 28, 2005, the Fund had a seven-day current yield of 1.19%(a), up since the previous reporting period. The increase in the Fund’s seven day net yield can be attributed to the four interest rate increases during the last six months. This performance data represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted. To obtain more current performance please visit our website at www.HeritageFunds.com.

As of February 28, 2005, the Fund’s portfolio was comprised of 74.6% tax-exempt floating rate notes, 0.5% fixed rate notes and bonds, and 24.9% commercial paper. A large composition of floating rate notes provided the Fund with ample liquidity. The Fund’s investment in commercial paper provided more relative value than fixed rate notes and bonds. The entire portfolio was invested in highly rated tier-one securities. The high quality investments satisfied the requirements set forth by Standard and Poor’s Rating Group to maintain the Fund’s AAAm rating(b). Ratings are subject to change and do not remove market risk from your investment.

On behalf of Heritage, I thank you for your continued investment in the Heritage Cash Trust—Municipal Money Market Fund. If you have any questions or comments please contact your financial advisor or Heritage at (800) 421- 4184.

Sincerely,

Richard K. Riess

President

(a) An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. For more complete information, including investment objective, fees, risks and expenses, contact your financial advisor or call Heritage Family of Funds at (800) 421-4184 for a prospectus.

(b) Standard & Poor’s, a widely recognized independent authority on credit quality, rates certain money market funds based on weekly analysis. When rating a money market fund, Standard & Poor’s assesses the safety of principal. According to Standard & Poor’s, a fund rated AAAm (“m” denotes money market fund) offers excellent safety features and has superior capacity to maintain principal value and limit exposure to loss. In evaluating safety, Standard & Poor’s focuses on credit quality, liquidity, and management of the Fund.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 28, 2005

(unaudited)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes—75.3%(a)(b)
Alabama—2.3%
$10,550,000	Alabama Housing Finance Authority, 2.01%(c) Multi Family Housing Revenue Bond Hunter Ridge Apartments Project, Series 03H, AMT, 03/07/05 LOC: Wachovia Bank & Trust	$10,550,000
6,200,000	Decatur Industrial Development Board, 1.87%(c) Pollution Control Revenue Bond Amoco Chemical Company Project, Series 95, AMT, 03/01/05	6,200,000
6,700,000	Stevenson Industrial Development Board, 1.74%(c) Pollution Control Revenue Bond Mead Corporation Project, Series 98B, AMT, 03/07/05 LOC: J.P. Morgan Chase Bank	6,700,000

		23,450,000

Arizona—2.3%
3,400,000	Maricopa Industrial Development Authority, 1.89%(c) Multi Family Housing Revenue Bond San Remo Apartments Project, Series 00A, AMT, 03/07/05 LOC: Federal National Mortgage Association	3,400,000
6,850,000	Maricopa Industrial Development Authority, 1.91%(c) Multi Family Housing Revenue Bond San Lucas Apartments Project, Series 03, AMT, 03/07/05 LOC: Federal National Mortgage Association	6,850,000
6,750,000	Maricopa Industrial Development Authority, 1.91%(c) Multi Family Housing Revenue Bond San Fernando Apartments Project, Series 04, AMT, 03/07/05 LOC: Federal National Mortgage Association	6,750,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Arizona (continued)
6,750,000	Pinal County Industrial Development Authority, 2.11%(c) Pollution Control Revenue Bond Milky Way Dairy LLC. Project, Series 02, AMT, 03/07/05 LOC: Wells Fargo Bank	6,750,000

		23,750,000

Arkansas—0.6%
6,000,000	Arkansas Development Finance Authority, 1.91%(c) Industrial Development Revenue Bond Teris Project, Series 02, AMT, 03/07/05 LOC: Wachovia Bank & Trust	6,000,000

Colorado—2.2%
8,300,000	Colorado Housing and Finance Authority, 1.92%(c) Pollution Control Revenue Bond Waste Management Inc. Projects, Series 03, AMT, 03/07/05 LOC: Wachovia Bank & Trust	8,300,000
14,160,000	Colorado Housing and Finance Authority, 1.92%(c) Pollution Control Revenue Bond Waste Management Inc. Projects, Series 02, AMT, 03/07/05 LOC: J.P. Morgan Chase Bank	14,160,000

		22,460,000

District of Columbia—0.8%
8,460,000	Metropolitan Washington Airports Authority, 1.90%(c) Airport Facilities Revenue Bond Series C, FSA, AMT, 03/07/05 BPA: Dexia	8,460,000

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 28, 2005

(unaudited)

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Florida—0.2%
$ 2,500,000	Orlando & Orange County Expressway Authority, 1.83%(c) Series 03D, FSA, 03/07/05 BPA: Dexia	$2,500,000

Georgia—5.3%
7,800,000	Bacon Industrial Building Authority, 1.91%(c) D.L. Lee And Sons Inc. Project, Series 04, AMT, 03/07/05 LOC: Wachovia Bank & Trust	7,800,000
2,100,000	Clayton County, 1.92%(c) Industrial Development Revenue Bond C.W. Matthews Contracting Project, Series 00, AMT, 03/07/05 LOC: Bank of America	2,100,000
8,850,000	Cobb County Housing Authority, 1.91%(c) Multi Family Housing Revenue Bond Walton Trail Apartments Project, Series 00, AMT, 03/07/05 LOC: Federal Home Loan Mortgage Corporation	8,850,000
4,000,000	De Kalb County, 1.92%(c) Multi Family Housing Revenue Bond Mountain Crest Apartments Project, Series 02A-1, AMT, 03/07/05 LOC: SunTrust Bank	4,000,000
6,525,000	East Point Housing Authority, 2.01%(c) Multi Family Housing Revenue Bond Eagles Crest Apartments Project, Series 03, AMT, 03/07/05 LOC: Bank of America	6,525,000
5,300,000	Fulton County Authority, 2.01%(c) Multi Family Housing Revenue Bond Hidden Creste Apartments Project, Series 04, AMT, 03/07/05 LOC: J.P. Morgan Chase Bank	5,300,000
3,000,000	Gainesville & Hall County Development, 1.96%(c) Industrial Development Revenue Bond IMS Gear Project, Series 00, AMT, 03/07/05 LOC: Wachovia Bank & Trust	3,000,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Georgia (continued)
2,400,000	Rockmart Development Authority, 1.96%(c) Industrial Development Revenue Bond C.W. Matthews Contracting Project, Series 00, AMT, 03/07/05 LOC: Wachovia Bank & Trust	2,400,000
8,100,000	Roswell Housing Authority, 1.93%(c) Multi Family Housing Revenue Bond Park Ridge Apartments Project, Series 03, AMT, 03/07/05 LOC: Federal National Mortgage Association	8,100,000
6,650,000	Waleska Downtown Development Authority, 1.89%(c) Reinhardt College Project, Series 03, 03/07/05 LOC: Regions Bank	6,650,000

		54,725,000

Illinois—5.5%
4,890,000	Chicago Industrial Development Authority, 1.95%(c) Industrial Development Revenue Bond Evans Food Products Project, Series 98, AMT, 03/07/05 LOC: LaSalle National Trust, N.A.	4,890,000
3,000,000	Chicago, 1.95%(c) Multi Family Housing Revenue Bond North Larabee Project, Series 01A, AMT, 03/07/05 LOC: Harris Bankcorp	3,000,000
3,135,000	Chicago, 1.95%(c) Industrial Development Revenue Bond Andres Imaging & Graphics Project, Series 00, AMT, 03/07/05 LOC: LaSalle National Trust, N.A.	3,135,000
1,670,000	Illinois Development Finance Authority, 1.95%(c) Industrial Development Revenue Bond F.C. Limited Partnership Project, AMT, 03/01/05 LOC: LaSalle National Trust, N.A.	1,670,000

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 28, 2005

(unaudited)

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Illinois (continued)
$ 3,460,000	Illinois Development Finance Authority, 1.95%(c) Industrial Development Revenue Bond Northwest Pallet Supply Project, Series 01, AMT, 03/07/05 LOC: Harris Bankcorp	$3,460,000
2,475,000	Illinois Development Finance Authority, 1.95%(c) Industrial Development Revenue Bond Porter Athletic Equipment Project, AMT, 03/07/05 LOC: LaSalle National Trust, N.A.	2,475,000
3,200,000	Illinois Development Finance Authority, 1.95%(c) Industrial Development Revenue Bond Touhy Limited Partnership Project, Series 96, AMT, 03/07/05 LOC: LaSalle National Trust, N.A.	3,200,000
2,900,000	Illinois Development Finance Authority, 1.95%(c) Industrial Development Revenue Bond Olive Can Company Project, Series 94, AMT, 03/07/05 LOC: LaSalle National Trust, N.A.	2,900,000
10,000,000	Illinois Development Finance Authority, 1.92%(c) Pollution Control Revenue Bond Waste Management Inc., Project, Series 02, AMT, 03/07/05 LOC: J.P. Morgan Chase Bank	10,000,000
2,000,000	Illinois Development Finance Authority, 1.92%(c) Industrial Development Revenue Bond MPP Zinc Plating Plant Project, AMT, 03/07/05 LOC: Bank of America	2,000,000
1,000,000	Illinois Development Finance Authority, 1.96%(c) Industrial Development Revenue Bond Azteca Foods Inc. Project, Series 95, AMT, 03/07/05 LOC: LaSalle National Trust, N.A.	1,000,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Illinois (continued)
1,150,000	Illinois Development Finance Authority, 1.95%(c) Industrial Development Revenue Bond Emtech Machining & Grinding Project, Series 96, AMT, 03/07/05 LOC: LaSalle National Trust, N.A.	1,150,000
4,000,000	Illinois Student Assistance Commission, 1.95%(c) Student Loan Revenue Bond Illinois Student Assistance Project, Series 97A, AMT, 03/07/05 LOC: J.P. Morgan Chase Bank	4,000,000
4,400,000	Lake County, 1.92%(c) Multi Family Housing Revenue Bond Rosewood Apartments Project, Series 04, AMT, 03/07/05 LOC: Federal Home Loan Mortgage Corporation	4,400,000
4,320,000	Lake County, 1.94%(c) Pollution Control Revenue Bond Countryside Landfill Project, Series 96B, AMT, 03/07/05 LOC: J.P. Morgan Chase Bank	4,320,000
2,185,000	Rock Island County Metropolitan Airport Authority, 1.92%(c) Airport Facilities Revenue Bond Quad City International Airport Project, Series 98, AMT, 03/07/05 LOC: U.S. Bank N.A.	2,185,000
2,575,000	Wheeling Illinois Industrial Project, 1.95%(c) Industrial Development Revenue Bond V-S Industries Inc., Project, Series 00, AMT, 03/07/05 LOC: Harris Bankcorp	2,575,000

		56,360,000

Indiana—3.2%
3,100,000	Crawfordsville, 1.97%(c) Multi Family Housing Revenue Bond Pedcor Investments Shady Project, Series 93, AMT, 03/07/05 LOC: Federal Home Loan Bank	3,100,000

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 28, 2005

(unaudited)

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Indiana (continued)
$ 2,610,000	Elkhart County, 1.94%(c) Multi Family Housing Revenue Bond Johnson Street Apartments Project, Series 98A, AMT, 03/07/05 LOC: Federal Home Loan Bank	$2,610,000
3,000,000	Gibson County, 1.90%(c) Pollution Control Revenue Bond Toyota Motor Manufacturing Project, Series 99A, AMT, 03/07/05	3,000,000
1,000,000	Gibson County, 1.90%(c) Pollution Control Revenue Bond Toyota Motor Manufacturing Project, Series 00A, AMT, 03/07/05	1,000,000
3,000,000	Gibson County, 1.90%(c) Pollution Control Revenue Bond Toyota Motor Manufacturing Project, Series 01B, AMT, 03/07/05	3,000,000
2,500,000	Gibson County, 1.90%(c) Pollution Control Revenue Bond Toyota Motor Manufacturing Project, Series 97, AMT, 03/07/05	2,500,000
4,000,000	Gibson County, 1.90%(c) Pollution Control Revenue Bond Toyota Motor Manufacturing Project, Series 01, AMT, 03/07/05	4,000,000
1,162,000	La Porte County, 1.98%(c) Multi Family Housing Revenue Bond Pedcor Investments—Woodland Project, Series 94, AMT, 03/07/05 LOC: Federal Home Loan Bank	1,162,000
3,205,000	Valparaiso Economic Development Authority, 1.92%(c) Industrial Development Revenue Bond Block Heavy & Highway Products Project, Series 99, AMT, 03/07/05 LOC: U.S. Bank N.A.	3,205,000
9,455,000	Whiting Environmental Facilities, 1.87%(c) Industrial Development Revenue Bond BP Amoco, Series 02C, AMT, 03/01/05	9,455,000

		33,032,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Iowa—0.7%
7,500,000	Iowa Higher Education Loan Authority, 1.87%(c) Luther College Project, Series 02, 03/07/05 LOC: U.S. Bank N.A.	7,500,000

Kansas—0.3%
3,000,000	Shawnee Industrial Development Authority, 1.95%(c) Industrial Development Revenue Bond Thrall Enterprises Project, Series 94, AMT, 03/07/05 LOC: LaSalle National Trust, N.A.	3,000,000

Louisiana—0.4%
1,500,000	Calcasieu Parish, 1.92%(c) Industrial Development Revenue Bond Hydroserve Westlake Project, Series 98, AMT, 03/07/05 LOC: J.P. Morgan Chase Bank	1,500,000
2,320,000	Deridder, 2.01%(c) Industrial Development Revenue Bond Pax Inc. Project, Series 97, AMT, 03/07/05 LOC: J.P. Morgan Chase Bank	2,320,000

		3,820,000

Maine—0.6%
5,790,000	Maine Finance Authority, 1.92%(c) Industrial Development Revenue Bond Jackson Laboratory Project, Series 02, 03/07/05 LOC: Bank of America	5,790,000

Massachusetts—0.5%
4,760,000	Massachusetts Industrial Finance Agency, 1.91%(c) Heritage at Hingham Project, Series 97, AMT, 03/07/05 LOC: Federal National Mortgage Association	4,760,000

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 28, 2005

(unaudited)

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Michigan—1.1%
$11,340,000	Michigan Health Facilities Revenue Authority, 1.96%(c) Hospital Revenue Bond West Shore Medical Center Project, Series 01, 03/07/05 LOC: National City Bank, Cleveland	$11,340,000

Minnesota—2.9%
5,000,000	Dakota County Community Development Agency, 1.96%(c) Multi Family Housing Revenue Bond View Point Apartments Project, Series 04, AMT, 03/07/05 LOC: LaSalle National Trust, N.A.	5,000,000
2,655,000	Dakota County Community Development Agency, 1.90%(c) Multi Family Housing Revenue Bond Regatta Commons Project, Series 03A, AMT, 03/01/05 LOC: LaSalle National Trust, N.A.	2,655,000
3,800,000	Plymouth Housing Authority, 1.92%(c) Multi Family Housing Revenue Bond At the Lake Apartments Project, Series 04, AMT, 03/07/05 LOC: Federal Home Loan Mortgage Corporation	3,800,000
6,000,000	St. Anthony, 1.85%(c) Multi Family Housing Revenue Bond St. Anthony Leased Housing Project, Series 04, AMT, 03/07/05 LOC: LaSalle National Trust, N.A.	6,000,000
5,000,000	St. Paul and Ramsey Housing and Redevelopment Authority, 1.96%(c) Multi Family Housing Revenue Bond St. Paul Leased Housing Association I Project, Series 02A, AMT, 03/07/05 LOC: LaSalle National Trust, N.A.	5,000,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Minnesota (continued)
3,000,000	St. Paul Housing & Redevelopment Authority, 2.00%(c) Multi Family Housing Revenue Bond Bridgecreek Senior Place Project, Series 04A, AMT, 03/07/05 LOC: LaSalle National Trust, N.A.	3,000,000
4,000,000	St. Paul Port Authority, 1.93%(c) Transportation Revenue Bond District Energy, Series 03-2F, AMT, 03/07/05 LOC: Dexia	4,000,000

		29,455,000

Missouri—2.0%
20,000,000	Missouri Higher Education Loan Authority, 1.87%(c) Student Loan Revenue Bond Series 90A, AMT, 03/07/05 LOC: Bank of America	20,000,000

Nevada—3.0%
12,500,000	Clark County Industrial Development Authority, 1.92%(c) Southwest Gas Corporation Project, Series 03B, AMT, 03/07/05 LOC: Bank of America	12,500,000
6,000,000	Director of the State of Nevada, 1.90%(c) Pollution Control Revenue Bond Barrick Goldstrike Mines Project, AMT, 03/07/05 LOC: Royal Bank Of Canada	6,000,000
4,600,000	Henderson, 1.88%(c) Multi Family Housing Revenue Bond Pueble Verde Apartment Project, Series 95A, 03/07/05 LOC: Credit Suisse First Boston	4,600,000
3,755,000	Nevada Housing Finance Agency, 1.89%(c) Multi Unit Housing Revenue Bond Parkway Plaza Apartments Project, Series 02A, AMT, 03/07/05 LOC: Federal National Mortgage Association	3,755,000

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 28, 2005

(unaudited)

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Nevada (continued)
$ 1,790,000	Nevada Housing Finance Agency, 1.89%(c) Multi Family Housing Revenue Bond Fremont Meadows Apartments Project, Series 97, AMT, 03/07/05 LOC: Federal Home Loan Bank	$1,790,000
2,000,000	Nevada Housing Finance Agency, 1.89%(c) Multi Family Housing Revenue Bond Horizon Pines Apartments Project, Series 00A, AMT, 03/07/05 LOC: Federal National Mortgage Association	2,000,000

		30,645,000

New Hampshire—0.5%
5,000,000	New Hampshire Health & Education Facilities Authority, 1.92%(c) Hospital Revenue Bond Easter Seals, Series 04 A-A, 03/07/05 LOC: Royal Bank of Scotland	5,000,000

New Jersey—0.4%
4,100,000	New Jersey Health Care Facilities Financing Authority, 1.81%(c) Hospital Revenue Bond Meridian Health System, Series 03A, 03/07/05 LOC: J.P. Morgan Chase Bank	4,100,000

New York—13.8%
25,150,000	City of New York, GO, 1.82%(c) Sub Series 03 C-4, 03/07/05 LOC: BNP Paribas	25,150,000
3,000,000	City of New York, GO, 1.83%(c) Sub Series 96-J3, 03/07/05 LOC: J.P. Morgan Chase Bank	3,000,000
11,000,000	City of New York, GO, 1.83%(c) Series 04-H5, 03/07/05 LOC: Dexia	11,000,000
9,000,000	City of New York, GO, 1.88%(c) Series 95F-6, 03/07/05 LOC: J.P. Morgan Chase Bank	9,000,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
New York (continued)
15,500,000	Metropolitan Transportation Authority, 1.83%(c) Series 02 D-2, FSA, 03/07/05 BPA: Dexia	15,500,000
27,050,000	Metropolitan Transportation Authority, 1.83%(c) Series 02 D-1, FSA, 03/07/05 BPA: Westdeutsche Landesbank	27,050,000
11,200,000	New York Local Government Assistance Corporation, 1.82%(c) Series 03-3V, FGIC, 03/07/05 BPA: Landesbank Baden Wurttenburg	11,200,000
25,000,000	New York Local Government Assistance Corporation, 1.80%(c) Series 94B, 03/07/05 LOC: Westdeutsche Landesbank and Bayerische Landesbank	25,000,000
14,500,000	New York State Housing Finance Agency, 1.86%(c) Victory Housing Project, Series 00A, AMT, 03/07/05 LOC: Federal Home Loan Mortgage Corporation	14,500,000

		141,400,000

Ohio—2.2%
8,660,000	Akron Bath Copley Hospital Authority, 1.89%(c) Healthcare Facilities Revenue Bond Summer on Ridgewood Project, Series 02, 03/07/05 LOC: KBC Bank	8,660,000
4,500,000	Ohio Higher Education Facility, 1.90%(c) Ashland University 2004 Project, Series 03B, 03/07/05 LOC: Key Bank	4,500,000
5,200,000	Ohio Water Development Authority, 1.90%(c) Pollution Control Revenue Bond Cleveland Electric Project, Series 99, AMT, 03/07/05 LOC: Barclays Bank	5,200,000

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 28, 2005

(unaudited)

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Ohio (continued)
$ 3,750,000	Ohio Water Development Authority, 1.90%(c) Pollution Control Revenue Bond Toledo Edison Project, Series 99, AMT, 03/07/05 LOC: Barclays Bank	$3,750,000

		22,110,000

Oklahoma—0.2%
1,600,000	Oklahoma Development Finance Authority, 1.92%(c) Industrial Development Revenue Bond Shawnee Funding Project, Series 96, AMT, 03/07/05 LOC: Bank of Nova Scotia	1,600,000

Pennsylvania—0.8%
4,000,000	Montgomery County Industrial Development Authority, 1.92%(c) Pollution Control Revenue Bond Peco Energy Company, Series B, AMT, 03/07/05 LOC: Wachovia Bank & Trust	4,000,000
4,200,000	Pennsylvania Economic Development Financing Authority, 1.90%(c) Industrial Development Revenue Bond Westrum Hanover Project, Series 04, AMT, 03/07/05 LOC: Federal Home Loan Bank	4,200,000

		8,200,000

South Carolina—2.0%
4,800,000	Berkeley County, 1.87%(c) Pollution Control Revenue Bond Amoco Chemical Company Project, Series 98, AMT, 03/01/05	4,800,000
3,600,000	Florence County, 1.88%(c) Pollution Control Revenue Bond Roche Carolina Inc., Project, Series 98, AMT, 03/01/05 LOC: Deutsche Bank A.G.	3,600,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
South Carolina (continued)
8,000,000	South Carolina Economic Development Authority, 1.95%(c) Industrial Development Revenue Bond Titan Wheel International Inc., Project, Series 95, AMT, 03/07/05 LOC: LaSalle National Trust, N.A.	8,000,000
4,100,000	South Carolina Economic Development Authority, 1.91%(c) Industrial Development Revenue Bond Brown Packing Company Project, Series 01, AMT, 03/07/05 LOC: Wachovia Bank & Trust	4,100,000

		20,500,000

South Dakota—1.1%
5,000,000	South Dakota Housing Development Authority, 1.89%(c) Homeownership Mortgage, Series 03F, AMT, 03/07/05 BPA: Landesbank Hessen-Thueringen	5,000,000
6,495,000	South Dakota Housing Development Authority, 1.95%(c) Multi Family Housing Revenue Bond LaCrosse Investors Project, Series 01, 03/07/05 LOC: Federal National Mortgage Association	6,495,000

		11,495,000

Tennessee—3.2%
7,000,000	Lewisburg Industrial Development Board, 1.96%(c) Waste Management Inc. Project, Series 03, AMT, 03/07/05 LOC: Wachovia Bank & Trust	7,000,000
15,700,000	Montgomery County Public Building Authority, 1.87%(c) Loan Pool Project, Series 95, 03/07/05 LOC: Bank of America	15,700,000

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 28, 2005

(unaudited)

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Tennessee (continued)
$ 1,896,000	Nashville & Davidson County Health & Education Facility Board, 2.06%(c) Multi Family Housing Revenue Bond Old Hickory Towers Project, Series 95A, AMT, 03/07/05 LOC: Federal Home Loan Bank	$1,896,000
8,200,000	Volunteer Student Funding, 1.90%(c) Student Loan Revenue Bond Student Funding Corporation Project, Series 88A-1, AMT, 03/07/05 LOC: State Street Bank & Trust Co.	8,200,000

		32,796,000

Texas—8.3%
3,560,000	Brazos River Authority, 1.90%(c) Pollution Control Revenue Bond TXU Energy Company LLC Project, Series D-1, AMT, 03/07/05 LOC: Wachovia Bank & Trust	3,560,000
4,890,000	Brazos River Authority, 1.90%(c) Pollution Control Revenue Bond TXU Energy Company LLC Project, Series D-2, AMT, 03/07/05 LOC: Wachovia Bank & Trust	4,890,000
3,000,000	Capital Area Housing Finance Corporation, 1.91%(c) Multi Family Housing Revenue Bond Marble Falls Vistas Apartments Project, Series 04, AMT, 03/07/05 LOC: Federal National Mortgage Association	3,000,000
2,400,000	Gulf Coast Waste Disposal Authority, 1.87%(c) Pollution Control Revenue Bond BP Amoco North America Inc. Project, Series 02, AMT, 03/01/05	2,400,000
2,000,000	Gulf Coast Waste Disposal Authority, 1.87%(c) Pollution Control Revenue Bond BP Amoco North America Inc. Project, Series 03B, AMT, 03/01/05	2,000,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Texas (continued)
2,500,000	Gulf Coast Waste Disposal Authority, 1.87%(c) Pollution Control Revenue Bond Amoco Oil Company Project, Series 94, AMT, 03/01/05	2,500,000
10,920,000	Harris County Housing Finance Corp, 1.92%(c) Multi Family Housing Revenue Bond Torrey Chase Apartments Project, Series 98, AMT, 03/07/05 LOC: Federal National Mortgage Association	10,920,000
6,170,000	Harris County Housing Finance Corporation, 1.91%(c) Multi Family Housing Revenue Bond Primrose at Aldine-Bender Apartments Project, Series 04, AMT, 03/07/05 LOC: Federal National Mortgage Association	6,170,000
6,700,000	Harris County Industrial Development Corporation, 1.83%(c) Pollution Control Revenue Bond EXXON Project, Series 87, AMT, 03/01/05	6,700,000
6,000,000	Houston Health Facilities Development Corporation, 1.87%(c) Hospital Revenue Bond Buckingham Senior Living Project, Series C, 03/07/05 LOC: LaSalle National Trust, N.A.	6,000,000
4,000,000	Mansfield Industrial Development Corporation, 1.93%(c) Industrial Development Revenue Bond Pier I Imports Project, AMT, 03/07/05 LOC: J.P. Morgan Chase Bank	4,000,000
5,815,000	North Texas Higher Education Authority, 1.87%(c) Student Loan Revenue Bond Series 98, AMT, 03/07/05 LOC: Bank of America and Dexia	5,815,000

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 28, 2005

(unaudited)

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Texas (continued)
$ 9,400,000	North Texas Higher Education Authority, 1.87%(c) Student Loan Revenue Bond Series 93A, AMT, 03/07/05 LOC: Lloyds TSB Bank	$9,400,000
12,800,000	Tarrant County Housing Finance Corporation, 2.01%(c) Multi Family Housing Revenue Bond Park at Sycamore Scholl Apartments Project, Series 03, AMT, 03/07/05 LOC: Wachovia Bank & Trust	12,800,000
5,000,000	Texas, 1.60% Tax & Revenue Anticipation Notes Series 04-05, 08/31/05	5,034,519

		85,189,519

Virginia—2.7%
5,000,000	Harrisonburg Redevelopment & Housing Authority, 1.91%(c) Multi Family Housing Revenue Bond Huntington Village Apartments Project, Series 01, AMT, 03/07/05 LOC: Federal National Mortgage Association	5,000,000
1,800,000	Norfolk Industrial Development Authority, 1.96%(c) Industrial Development Revenue Bond Norfolk Ship Repair Project, Series 00, AMT, 03/07/05 LOC: Wachovia Bank & Trust	1,800,000
10,660,000	Richmond Redevelopment & Housing Authority, 1.92%(c) Multi Family Housing Revenue Bond Tobacco Row Project, Series 89B-7, AMT, 03/07/05 GIC: Bayerische Landesbank	10,660,000
4,750,000	Richmond Redevelopment & Housing Authority, 1.92%(c) Multi Family Housing Revenue Bond Tobacco Row Project, Series 89B-5, AMT, 03/07/05 GIC: Bayerische Landesbank	4,750,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Virginia (continued)
2,000,000	Richmond Redevelopment & Housing Authority, 1.92%(c) Multi Family Housing Revenue Bond Tobacco Row Project, Series 89B-3, AMT, 03/07/05 GIC: Bayerische Landesbank	2,000,000
3,900,000	Virginia Beach Development Authority, 1.96%(c) Industrial Development Revenue Bond Architectural Graphics Project, Series 00, AMT, 03/07/05 LOC: Wachovia Bank & Trust	3,900,000

		28,110,000

Washington—4.8%
6,425,000	Port Bellingham Industrial Development Corp, 1.87%(c) Pollution Control Revenue Bond BP Amoco West Coast Product LLC., Project, Series 03, AMT, 03/01/05	6,425,000
5,000,000	Port of Seattle, 1.97%(c) Habor Island Terminal 18 Project, Series 97, AMT, 03/07/05 LOC: Bank of New York	5,000,000
6,000,000	Port of Vancouver, 1.95%(c) Industrial Development Revenue Bond United Grain Corporation Project, Series 92, AMT, 03/07/05 LOC: Bank of America	6,000,000
4,050,000	Washington Housing Finance Commission, 1.91%(c) Multi Family Housing Revenue Bond Silver Creek Apartments Project, Series 04B, AMT, 03/07/05 LOC: Federal National Mortgage Association	4,050,000
6,240,000	Washington Housing Finance Commission, 1.91%(c) Multi Family Housing Revenue Bond Whisperwood Apartments Project, Series 02A, AMT, 03/07/05 LOC: Federal National Mortgage Association	6,240,000

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 28, 2005

(unaudited)

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Washington (continued)
$ 3,700,000	Washington Housing Finance Commission, 1.94%(c) Multi Family Housing Revenue Bond Olympic Place Apartment Project, Series 03A, AMT, 03/07/05 LOC: U.S. Bank N.A.	$3,700,000
4,805,000	Washington Housing Finance Commission, 1.90%(c) Multi Family Housing Revenue Bond Heatherwood Apartment Project, Series 02A, AMT, 03/01/05 LOC: U.S. Bank N.A.	4,805,000
7,805,000	Washington Housing Finance Commission, 1.90%(c) Multi Family Housing Revenue Bond Regency Park Apartments Project, Series 99A, AMT, 03/01/05 LOC: U.S. Bank N.A.	7,805,000
1,620,000	Washington Housing Finance Commission, 1.90%(c) Multi Family Housing Revenue Bond Country Club Villas Project, AMT, 03/01/05 LOC: U.S. Bank N.A.	1,620,000
3,120,000	Washington Housing Finance Commission, 1.97%(c) Multi Family Housing Revenue Bond LTC Properties, Inc. Project, AMT, 03/07/05 LOC: U.S. Bank N.A.	3,120,000

		48,765,000

Wisconsin—1.4%
4,835,000	Wisconsin Housing & Economic Development Authority, 1.89%(c) Home Ownership Revenue Bond Series 03B, AMT, 03/07/05 BPA: State Street Bank & Trust Co.	4,835,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Wisconsin (continued)
9,920,000	Wisconsin Housing & Economic Development Authority, 1.90%(c) Home Ownership Revenue Bond Series 03A, AMT, 03/07/05 BPA: Federal Home Loan Bank	9,920,000

		14,755,000

Total Notes, Bonds & Variable Rate Demand Notes (cost $771,067,519)		771,067,519

Commercial Paper—24.9%(a)
Colorado—0.4%
3,600,000	Colorado Regional Transportation District, 1.95% Subordinate Lien Revenue Notes Series 01A, 03/22/05 LOC: Westdeutsche Landesbank	3,600,000

Florida—4.2%
17,450,000	Greater Orlando Aviation Authority, 1.98% Airport Facilities Revenue Bond Series B, AMT, 03/16/05 LOC: Westdeutsche Landesbank, Bayerische Landesbank and State Street Bank & Trust Co.	17,450,000
4,000,000	Hillsborough Aviation Authority, 1.95% PFC Project, Series B, AMT, 04/07/05 LOC: Landesbank Baden Wurttenburg	4,000,000
8,300,000	Hillsborough Aviation Authority, 2.03% PFC Project, Series B, AMT, 04/06/05 LOC: Landesbank Baden Wurttenburg	8,300,000
13,800,000	Indian River, 1.63% Hospital Distribution, Series 90, 03/10/05 LOC: Wachovia Bank & Trust	13,800,000

		43,550,000

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 28, 2005

(unaudited)

(continued)

Principal Amount		Value
Commercial Paper (continued)
Indiana—1.8%
$ 18,000,000	Indiana Development Finance Authority, 1.81% Pollution Control Revenue Bond Pure Air Lake Project, Series 90, AMT, 03/08/05 LOC: Landesbank Hessen-Thueringen	$18,000,000

Kentucky—2.9%
30,000,000	Pendleton County, 2.10% Kentucky Association of Counties Leasing Trust, 05/02/05 LOC: Commonwealth Bank of Australia	30,000,000

Massachusetts—1.2%
3,000,000	Massachusetts Development Finance Agency, 2.27% Progress 3 Issue, 08/16/05 LOC: Allied Irish Banks	3,000,000
5,000,000	Massachusetts Water Resources Authority, 1.85% Series 94, 03/10/05 LOC: Bayerische Landesbank	5,000,000
4,000,000	Massachusetts Water Resources Authority, 2.00% Series 94, 04/01/05 LOC: Bayerische Landesbank	4,000,000

		12,000,000

Michigan—0.9%
5,000,000	University of Michigan Board of Regents, 1.78% Series F, 03/07/05	5,000,000
4,000,000	University of Michigan Board of Regents, 2.00% Series F, 04/11/05	4,000,000

		9,000,000

Principal Amount		Value
Commercial Paper (continued)
Minnesota—3.0%
24,100,000	St. Paul Metropolitan Airport Commission, 1.97% AMT, 03/10/05 LOC: Westdeutsche Landesbank	24,100,000
7,000,000	St. Paul Metropolitan Airport Commission, 2.03% AMT, 04/01/05 LOC: Westdeutsche Landesbank	7,000,000

		31,100,000

New York—2.7%
14,500,000	City of New York Municipal Water Authority, 1.85% Series 1, 03/03/05	14,500,000
7,000,000	Metropolitan Transportation Authority, 1.85% Transit Facility Special Obligation Series CP-1A, 03/10/05 LOC: ABN-AMRO Bank N.V.	7,000,000
6,500,000	Metropolitan Transportation Authority, 1.95% Transit Facility Special Obligation Series CP-1A, 03/22/05 LOC: ABN-AMRO Bank N.V.	6,500,000

		28,000,000

Texas—3.1%
8,070,000	Austin Combined Utility Systems, 1.82% Travis & Williamson County, Series A, 04/07/05 LOC: Bayerische Landesbank, J.P. Morgan Chase Bank and State Street Bank & Trust Co.	8,070,000
8,500,000	Texas Public Finance Authority, GO, 1.55% Series 02B, 03/11/05	8,500,000
6,000,000	Texas Public Finance Authority, GO, 1.76% Revenue Notes Series 03, 03/03/05	6,000,000

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 28, 2005

(unaudited)

(continued)

Principal Amount		Value
Commercial Paper (continued)
Texas (continued)
$ 9,341,000	University of Texas Board of Regents, 1.95% Revenue Financing System, Series A, 04/08/05	$9,341,000

		31,911,000

West Virginia—4.1%
12,000,000	West Virginia Public Energy Authority, 1.58% Morgantown Energy Association, Series 89A, AMT, 03/01/05 LOC: Dexia	12,000,000
7,800,000	West Virginia Public Energy Authority, 1.60% Morgantown Energy Association, Series 89A, AMT, 03/10/05 LOC: Dexia	7,800,000
21,800,000	West Virginia Public Energy Authority, 1.75% Morgantown Energy Association, Series 89A, AMT, 04/08/05 LOC: Dexia	21,800,000

		41,600,000

Principal Amount		Value
Commercial Paper (continued)
Wisconsin—0.6%
6,000,000	Wisconsin, 1.55% Transportation Revenue Bond Series 97A, 03/11/05	6,000,000

Total Commercial Paper (cost $254,761,000)		254,761,000

Total Investments (cost $1,025,828,519)(d), 100.2%(a)		1,025,828,519
Other Assets and Liabilities, net, (0.2)%(a)		(1,944,549)

Net Assets, (net asset value, offering and redemption price of $1.00 per share; 1,023,938,553 shares outstanding), consisting of paid-in-capital, 100%		$1,023,883,970

(a)	Percentages are based on net assets.
(b)	Earlier of the maturity date or the put date.
(c)	Floating rate notes are securities that generally are payable on demand within seven calendar days. Put bonds are securities that can be put back to the issuer or remarketer either at the option of the holder, at a specified date, or within a specified time period known at the time of purchase. For these securities, the demand period and the remaining period to put date, respectively, are used when calculating the weighted average maturity of the portfolio.
(d)	The aggregate identified cost for federal income tax purposes is the same.

AMT	—	Securities subject to Alternative Minimum Tax
BPA	—	Bond Purchase Agreement
FGIC	—	Federal Guaranty Insurance Company
FSA	—	Financial Security Assurance
GIC	—	Credit enhancement provided by guaranteed investment contract with noted institution
GO	—	General Obligation
LOC	—	Credit enhancement provided by letter of credit issued by noted institution

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Portfolio Allocation

(unaudited)

Industry Allocation as of February 28, 2005 (% of net assets)

Beginning with the Fund’s fiscal quarter ended November 30, 2004, the Fund began filing its complete schedule of portfolio holdings with the Securities Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q; the Fund’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov; and the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Fund’s Expenses

(unaudited)

Understanding Your Fund’s Expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees and other expenses. Using the tables below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect one-time transaction expenses, such as sales charges (loads) or redemption fees. Therefore, if these transactional costs were included, your costs would have been higher. For more information, see your Fund’s prospectus or talk to your financial adviser.

Review Your Fund’s Actual Expenses

The table below shows the actual expenses you would have paid on a $1,000 investment in Heritage Cash Trust—Municipal Money Market Fund on September 1, 2004 and held through February 28, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns after ongoing expenses. This table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Actual	Beginning Account Value September 1, 2004	Ending Account Value February 28, 2005	Expenses Paid During Period*
Class A	$1,000	$1,005	$3.40

Hypothetical Example for Comparison Purposes

All mutual funds now follow guidelines to assist shareholders in comparing expenses between different funds. Per these guidelines, the table below shows your Fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return before ongoing expenses invested at the beginning of the period and held for the entire period. Please note that you should not use this information to estimate your actual ending account balance and expenses paid during this period. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the Fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you should not use this information to estimate your actual ending account balance and expenses paid during the period.

Hypothetical (5% return before expenses)	Beginning Account Value September 1, 2004	Ending Account Value February 28, 2005	Expenses Paid During Period*
Class A	$1,000	$1,021	$3.42

*	Expenses are calculated using the Fund’s annualized expense ratio of 0.68% multiplied by the average account value for the period, then multiplying the result by the actual number of days in the period (181); and then dividing that result by the actual number of days in the fiscal year (365).

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Operations

For the Six-Month Period Ended February 28, 2005

(unaudited)

Investment Income:
Income:
Interest		$8,675,777
Expenses:
Management fee	$2,359,377
Distribution fee	768,542
Shareholder servicing fees	109,734
State qualification expenses	85,918
Professional fees	60,794
Custodian fee	38,788
Fund accounting fee	37,830
Reports to shareholders	20,220
Trustees’ fees and expenses	9,671
Insurance	9,087
Other	1,256

Total expenses		3,501,217

Net investment income from operations		$5,174,560

Statements of Changes in Net Assets

	For the Six-Month Period Ended February 28, 2005 (unaudited)	For the Fiscal Year Ended August 31, 2004
Increase in net assets:
Operations:
Net investment income from operations	$5,174,560	$4,162,778
Distributions to shareholders from net investment income ($0.005 and $0.004 per share, respectively)	(5,174,560)	(4,162,778)
Increase (decrease) in net assets from Fund share transactions	15,821,056	(48,839,711)

Increase (decrease) in net assets	15,821,056	(48,839,711)
Net assets, beginning of period	1,008,062,914	1,056,902,625

Net assets, end of period	$1,023,883,970	$1,008,062,914

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	For the Six-Month Period Ended February 28, 2005 (unaudited)		For the Fiscal Years Ended August 31
			2004	2003	2002	2001	2000
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income (a)	0.005		0.004	0.006	0.010	0.029	0.032
Less Distributions:
Dividends from net investment income (a)	(0.005)		(0.004)	(0.006)	(0.010)	(0.029)	(0.032)

Net asset value end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (%)	0.50	(b)	0.39	0.61	0.98	2.97	3.29

Ratios to average daily net assets(%)/ Supplemental Data
Operating expenses, net	0.68	(c)	0.68	0.67	0.68	0.69	0.71
Net investment income	1.01	(c)	0.40	0.59	0.96	2.90	3.24
Net assets, end of period ($ millions)	1,024		1,008	1,057	948	913	772

(a)	Includes net realized gains and losses which were less than $0.01 per share for each of the periods.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Notes to Financial Statements

(unaudited)

Note 1:	Significant Accounting Policies. Heritage Cash Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Municipal Money Market Fund (the “Fund”) and the Money Market Fund. The Fund seeks to achieve maximum current income exempt from federal income tax consistent with stability of principal. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity.

Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

Expenses: The Fund is charged for those expenses which are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees.

Other: Investment transactions are recorded on a trade date basis. Interest income is recorded on the accrual basis.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Heritage Cash Trust—Municipal Money Market Fund

Notes to Financial Statements

(unaudited)

(continued)

Note 2:	Fund Shares. At February 28, 2005, there was an unlimited number of shares of beneficial interest of no par value authorized. Transactions in shares and dollars of the Fund during the six-month period ended February 28, 2005 and for the fiscal year ended August 31, 2004 at a net asset value of $1.00 per share, were as follows:

	For the Six-Month Period Ended February 28, 2005 (unaudited)	For the Fiscal Year Ended August 31, 2004
Shares sold	2,389,884,598	4,362,157,662
Shares issued on reinvestment of distributions	5,108,156	4,321,936
Shares redeemed	(2,379,171,698)	(4,415,319,309)

Net increase (decrease)	15,821,056	(48,839,711)
Shares outstanding:
Beginning of period	1,008,117,497	1,056,957,208

End of period	1,023,938,553	1,008,117,497

Note 3:	Management, Distribution, Shareholder Servicing Agent, Fund Accounting and Trustees’ Fees. Under the Trust’s Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the “Manager” or “Heritage”), the Fund agreed to pay to the Manager the following annual fee as a percentage of the Fund’s average daily net assets, computed daily and payable monthly.

Fund’s Average Daily Net Assets	Management Fee Rate
First $250 million	0.500%
Next $250 million	0.475%
Next $250 million	0.450%
Next $250 million	0.425%
Greater than $1 billion	0.400%

The amount payable to the Manager as of February 28, 2005 was $367,670. Pursuant to a contractual agreement, the Manager agreed to waive its fees and, if necessary, reimburse the Fund to the extent that total operating expenses exceed 0.74% of its average daily net assets for the fiscal year ending August 31, 2005. No fees were waived and no expenses were reimbursed for the period ended February 28, 2005.

Heritage Cash Trust—Municipal Money Market Fund

Notes to Financial Statements

(unaudited)

(continued)

The Manager entered into a subadvisory agreement with Alliance Capital Management L.P. (the “Subadviser”) to provide investment advice, portfolio management services (including placement of brokerage orders) and certain compliance and other services for an annualized fee payable by the Manager.

Pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940 as amended, the Fund is authorized to pay Raymond James & Associates, Inc. (the “Distributor” or “RJA”) a fee equal to 0.15% of the average daily net assets. Such fee is accrued daily and payable monthly. The total amount payable to the Distributor as of February 28, 2005 was $119,897. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc. (“RJF”).

The Manager also is the Shareholder Servicing Agent and Fund Accountant for the Fund. The Manager charged $109,734 for Shareholder Servicing fees and $37,830 for Fund Accounting services, of which $36,601 and $14,000 were payable as of February 28, 2005, respectively.

Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Growth and Income Trust, Heritage Income Trust and Heritage Series Trust, investment companies that are also advised by the Manager (collectively referred to as the “Heritage Mutual Funds”). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or an employee of an affiliate of the Manager received an annual fee of $18,000 and an additional fee of $3,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. In addition, each independent Trustee that serves on the Audit Committee or Compliance Committee will receive $500 for attendance at their respective meeting (in person or telephonic). The Lead Trustee, the Audit Committee Chair, and the Compliance Committee Chair each will receive an annual retainer of $2,500, in addition to meeting fees. Trustees’ fees and expenses are paid equally by each portfolio in the Heritage Mutual Funds.

Note 4:	Federal Income Taxes. The timing and character of certain income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) from investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital or accumulated net realized gain (loss), as appropriate, in the period that the differences arise. Results of operations and net assets are not affected by these reclassifications. For the fiscal year ended August 31, 2004, to reflect classifications arising from permanent tax differences attributable to a reclass of dividends, the Fund increased (credited) accumulated realized gain of $37,528 and decreased (debited) paid in capital $37,528. All dividends paid by the Fund for net investment income are exempt from Federal income tax.

Tax Information

(unaudited)

(continued)

Of the dividends paid from net investment income for the fiscal year ended August 31, 2004, 100% were exempt interest dividends which are tax exempt for purposes of regular federal income tax, and a portion were exempt interest dividends which may be subject to the federal alternative minimum tax. Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax return.

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable to the registrant.

Item 6. Schedule of Investments

Included as part of report to shareholders under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the Nominating Committee Charter, which sets forth procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees, since the Trust last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act), the Principal Executive Officer and Principal Financial Officer of Heritage Cash Trust have concluded that such disclosure controls and procedures are effective as of April 27, 2005.

(b)	There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) of Heritage Cash Trust that occurred during the first half of its fiscal year that has materially affected or is reasonably likely to materially affect, its internal control over financial reporting.

Item 12. Exhibits

(a)(1) Not applicable to semi-annual reports.

(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to the registrant.

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HERITAGE CASH TRUST
Date: April 27, 2005
/s/ K.C. Clark
K.C. Clark
Executive Vice President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: April 27, 2005
/s/ K.C. Clark
K.C. Clark
Executive Vice President and Principal Executive Officer

Date: April 27, 2005
/s/ Andrea N. Mullins
Andrea N. Mullins
Principal Financial Officer and Treasurer